Impairments - Fair Value of Impaired Assets and Associated Loss (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Leasehold impairment charged to exploration expenses	$ 55